Shareholders’ Equity (Details) - Schedule of Share-Based Compensation Expenses - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Share-Based Compensation Expenses [Abstract]
Share-based compensation expense	$ 2,170,801	$ 2,729,969
Cost of Revenues [Member]
Schedule of Share-Based Compensation Expenses [Abstract]
Share-based compensation expense	4,617	8,188
Selling Expenses [Member]
Schedule of Share-Based Compensation Expenses [Abstract]
Share-based compensation expense	19,784	39,301
General and administrative expenses [Member]
Schedule of Share-Based Compensation Expenses [Abstract]
Share-based compensation expense	2,138,978	2,674,292
Research and development expenses [Member]
Schedule of Share-Based Compensation Expenses [Abstract]
Share-based compensation expense	$ 7,422	$ 8,188